Trade Receivables	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Trade Receivables
29	Trade receivables
The credit terms given to trade customers are determined on an individual basis.

	December 31, 2021	December 31, 2020
	RMB million	RMB million
Trade receivables	1,051	1,210
Less: impairment	(77)	(86)

	974	1,124

An ageing analysis of the trade receivables as at the end of the reporting period, based on the invoice/billing date and net of loss allowance, is as follows:

	December 31, 2021	December 31, 2020
	RMB million	RMB million
Within 90 days	919	1,054
91 to 180 days	39	46
181 to 365 days	9	8
Over 365 days	7	16

	974	1,124

Balances with related parties included in trade receivables are summarised in Note 45(c)(i).
The movements in the loss allowance for impairment of trade receivables are as follows:

	December 31, 2021	December 31, 2020
	RMB million	RMB million
At January 1	86	76
Impairment losses, net (Note 10)	3	15
Amount written off as uncollectible	(12)	(5)
At December 31	77	86

The Group applies IFRS 9 simplified approach to measuring the expected credit losses which uses a lifetime expected loss allowance for all trade receivables. The provision rates are based on days past due for groupings of various customer segments with similar loss patterns. The calculation reflects the probability-weighted outcome, the time value of money and reasonable and supportable information that is available at the reporting date about past events, current conditions and forecasts of future economic conditions.
Set out below is the information about the credit risk exposure on the Group’s trade receivables using a provision matrix:
As at December 31, 2021

		Past due
		Less than	90 to 365	Over
	Current	90 days	days	365 days	Total
Expected credit loss rate (%)	0.70	3.67	5.36	90.79	7.37
Gross carrying amount (RMB million)	925	40	10	76	1,051
Expected credit losses (RMB million)	6	1	1	69	77

As at December 31, 2020

		Past due
		Less than	90 to 365	Over
	Current	90 days	days	365 days	Total
Expected credit loss rate (%)	0.85	4.79	6.87	76.93	7.08
Gross carrying amount (RMB million)	1,063	42	9	96	1,210
Expected credit losses (RMB million)	9	1	1	75	86

Trade receivables that were neither past due nor impaired relate to a large number of independent sales agents for whom there was no recent history of default.
The net impacts of recognition and reversal of provisions for impaired receivables have been included in “Impairment losses on financial assets, net” in profit or loss (Note 10). Amounts charged to the allowance account are generally written off when there is no expectation of recovering.